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                             MFS New Discovery Fund
                           MFS World Governments Fund
                       MFS Research Growth and Income Fund
                                 MFS Value Fund
                             MFS Equity Income Fund
                            MFS Strategic Income Fund
                         MFS Research International Fund
                              MFS World Growth Fund
                            MFS Strategic Growth Fund
                                  MFS Bond Fund
                            MFS Emerging Growth Fund
                          MFS International Growth Fund
                              MFS High Income Fund
                    MFS International Growth and Income Fund
                             MFS Mid Cap Growth Fund
              MFS/Foreign & Colonial Emerging Markets Equity Fund
                                MFS Research Fund
                          Massachusetts Investors Trust
                               MFS Utilities Fund
                         MFS Union Standard Equity Fund
                              MFS World Equity Fund

                      SUPPLEMENT TO THE CURRENT PROSPECTUS

This Supplement describes certain changes, effective immediately, to each Fund's Prospectus Supplement describing Class I shares.


CHANGES TO ELIGIBLE PURCHASERS. Paragraph (iv) under the caption "Eligible Purchasers" is hereby amended and replaced in its entirety as follows:

         (iv) bank trust departments or law firms acting as trustee or manager for trust accounts which initially invest, on behalf of their clients, at least $100,000 in Class I shares of the Fund (additional investments may be made in any amount); provided that MFD may accept smaller initial purchases if it believes, in its sole discretion, that the bank trust department or law firm will make additional investments, on behalf of its trust clients, which will cause its total investment to equal or exceed $100,000 within a reasonable period of time.

                The date of this Supplement is February 1, 1998.